Subsequent Events - Additional Information (Detail) - USD ($)	Dec. 06, 2016	Dec. 01, 2016	Nov. 14, 2016	Jun. 30, 2015
Subsequent Event [Line Items]
Goodwill				$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution paid, date paid			Nov. 14, 2016
Cash distribution paid, per unit			$ 0.52
Cash distribution paid, aggregate			$ 15,000,000
Subsequent Event [Member] | Private Placement [Member] | Series A Preferred Unit [Member]
Subsequent Event [Line Items]
Gross proceeds from private placement of Preferred Units	$ 50,000,000
Preferred Units issued, price per unit	$ 24.00
Preferred Units issued	2,083,333
Preferred Units, interest rate on issue price	8.00%
Preferred Units additional units issuable	49,000,000
Proceeds from private placement of Preferred Units	$ 48,500,000
Subsequent Event [Member] | Raquel Knutsen [Member]
Subsequent Event [Line Items]
Business acquisition, fair value of vessel and equipment acquired		$ 116,500,000
Business acquisition, outstanding indebtedness		(103,519,000)
Post-closing adjustments		7,271,000
Indebtedness repaid		29,000,000
Secured credit facility outstanding		74,500,000
Final balloon payment to be paid		$ 30,500,000
Credit facility maturity date		Mar. 31, 2025
Credit facility interest rate description		LIBOR plus a margin of 2.0%
Credit facility interest rate		2.00%
Business acquisition, percentage of interest acquired		100.00%
Purchase price adjustment for capitalized fees related to financing		$ 1,100,000
Time charter period		10 years
Time charter expiration period		3 years
Time charter additional expiration period		2 years
Goodwill		$ 0
Subsequent Event [Member] | Raquel Knutsen [Member] | Sellers Credit [Member]
Subsequent Event [Line Items]
Credit facility amount		13,000,000
Subsequent Event [Member] | Raquel Knutsen [Member] | Sellers Loan [Member]
Subsequent Event [Line Items]
Credit facility amount		$ 12,000,000
Subsequent Event [Member] | Raquel Knutsen [Member] | Sellers Credit and Sellers Loan [Member]
Subsequent Event [Line Items]
Credit facility interest rate description		LIBOR plus a margin of 4.5%
Credit facility interest rate		4.50%
Credit facility maturity term		5 years